Segment Reporting - Schedule of Revenue for Customers Located in United States (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 5,804,369	$ 172,661
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	347,814	172,661
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 5,456,554